Property, Plant and Equipment	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

The details of property and equipment are as follows:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Office equipment, furniture and fixtures	$603,947	$599,959
Less: accumulated depreciation and amortization	522,997	480,754
Office equipment, furniture and fixtures, net	$80,950	$119,205

During the six months ended June 30, 2026 and 2025, the Company recorded depreciation charges of approximately $110,151 and $164,000, respectively.

The details of motor vehicle are as follows:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Motor vehicle	$292,723	$190,787
Less: accumulated depreciation	172,124	149,317
Motor vehicle, net	$120,599	$41,470

During the six months ended June 30, 2026, and 2025, the Company recorded depreciation charges of approximately $22,807 and $18,000 respectively.

The details of computer software costs are as follows:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Computer software	$667,979	$667,979
Less: accumulated amortization	526,117	428,146
Computer software costs, net	$141,863	$239,833

During the six months ended June 30, 2026, and 2025, the Company recorded amortization charges related to computer software of approximately $97,971 and $203,000 respectively.